SUPPLEMENT DATED JULY 23, 2026
                   TO THE VARIABLE ANNUITY PROSPECTUSES
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             AMGERICAN GENERAL LIFE INSURANCE COMPANY

                   VARIABLE SEPARATE ACCOUNT
              WM Diversified Strategies Variable Annuity
            WM Diversified Strategies III Variable Annuity

   THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                FS VARIABLE SEPARATE ACCOUNT
             WM Diversified Strategies III Variable Annuity
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You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the prospectus.

Effective as of June 15, 2026, the sub-advisors to the LargeCap Growth Account I Fund have been updated.

The sub-advisors to the LargeCap Growth Account I are now as follows:
        * Fred Alger Management, LLC
        * Los Angeles Capital Management LLC
        * T. Rowe Price Associates, Inc.
        * Westfield Capital Management Company, L.P.

Additional information regarding the above Underlying Fund, including the prospectus, may be obtained by visiting our website at www.corebridgefinancial.com/ProductProspectuses or by calling (855) 421-2692.